SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company’s fiscal year end is April 30.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of April 30, 2026, the Company had cash and cash equivalents of $132,508.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash, accrued liabilities and other current liabilities, approximate fair value because of the short-term nature of these instruments.

YOUMI INC.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2026

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services.

As of April 30, 2026, the Company had not generated revenue.

Income Taxes

The Company accounts for income taxes under ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

A valuation allowance is provided when it is more likely than not that some portion or all deferred tax assets will not be realized.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period.

Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is the same as basic net loss per share for the period presented because all potentially dilutive securities would be anti-dilutive.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation. The Company recognizes stock-based compensation expense based on the estimated grant-date fair value of equity awards issued to employees and non-employees.

As of April 30, 2026, the Company had not granted any stock options or other equity awards.

Recent Accounting Pronouncements

Management does not believe that any recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.